CONSOLIDATED STATEMENT OF CHANGES IN EQUITY - USD ($) $ in Thousands	Share Capital [Member].	Share Premium [Member]	Translation Reserve [member]	Other Reserves [Member]	Retained Earnings (Accumulated Losses) [Member]	Total
Beginning Balance at Dec. 31, 2020	$ 61	$ 179,399	$ (12,269)	$ 104,485	$ (380,866)	$ (109,190)
Comprehensive income:
Profit for the year	0	0	0	0	61,127	61,127
Other comprehensive profit (loss) for the year	0	0	(1,438)	0	0	(1,438)
Total Comprehensive (loss) profit for the year	0	0	(1,438)	0	61,127	59,689
Transactions with owners:
Share-based payment (Note 31)	0	1,661	0	0	4,960	6,621
Repurchase of shares (Note 26.1.3)	(1)	(11,840)	0	0	0	(11,841)
Cash distribution (Note 26.2)	0	0	0	(7,224)	0	(7,224)
Total	(1)	(10,179)	0	(7,224)	4,960	(12,444)
Ending Balance at Dec. 31, 2021	60	169,220	(13,707)	97,261	(314,779)	(61,945)
Comprehensive income:
Profit for the year	0	0	0	0	224,435	224,435
Other comprehensive profit (loss) for the year	0	0	2,121	483	0	2,604
Total Comprehensive (loss) profit for the year	0	0	2,121	483	224,435	227,039
Transactions with owners:
Share-based payment (Note 31)	1	1,840	0	0	9,197	11,038
Repurchase of shares (Note 26.1.3)	(3)	(36,262)	0	0	0	(36,265)
Cash distribution (Note 26.2)	0	0	0	(24,282)	0	(24,282)
Total	(2)	(34,422)	0	(24,282)	9,197	(49,509)
Ending Balance at Dec. 31, 2022	58	134,798	(11,586)	73,462	(81,147)	115,585
Comprehensive income:
Profit for the year	0	0	0	0	111,068	111,068
Other comprehensive profit (loss) for the year	0	0	1,624	1,369	0	2,993
Total Comprehensive (loss) profit for the year	0	0	1,624	1,369	111,068	114,061
Transactions with owners:
Share-based payment (Note 31)	1	7,718	0	0	(391)	7,328
Repurchase of shares (Note 26.1.3)	(4)	(31,235)	0	0	0	(31,239)
Cash distribution (Note 26.2)	0	0	0	(29,715)	0	(29,715)
Total	(3)	(23,517)	0	(29,715)	(391)	(53,626)
Ending Balance at Dec. 31, 2023	$ 55	$ 111,281	$ (9,962)	$ 45,116	$ 29,530	$ 176,020